COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Disclosure of commitments and contingencies

	Total	1 year	2-3 years	4-5 years	Thereafter
Operating lease payments	$2	$2	$—	$—	$—
Drilling services	255	255	—	—	—
Equipment purchases	294	294	—	—	—
Total commitments	$551	$551	$—	$—	$—